Document and Entity Information	Apr. 13, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001036044
Document Type	8-K
Document Period End Date	Apr. 13, 2022
Entity Registrant Name	IDENTIV, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-29440
Entity Tax Identification Number	77-0444317
Entity Address, Address Line One	2201 Walnut Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(949)
Local Phone Number	250-8888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	INVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false